Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 2,457,762	$ 2,154,071	$ 1,942,099
Past service cost	930,906	306,746	604,337
Non-provided paid benefits	3,959,881	6,547,694	6,023,869
Other	70,747	175,005	269,377
Total expense recognized in Consolidated Statement of Income	$ 7,419,296	$ 9,183,516	$ 8,839,682